Bank Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank Loans

14. Bank Loans

Summarized below are bank loans as of December 31, 2024, 2023, 2022 and 2021:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
China Everbright Bank (a)	$856	$1,440	$293	$785
China Merchants Bank (b)	118,459	74,649	—	117
Bank of Beijing (c)	68,404	—	—	—
China Construction Bank (d)	13,700	—	—	—
Bank of China (e)	6,124	—	—	2,197
Bank Of Chengdu (f)	2,055	—	—	—
Chengdu Rural Commercial Bank (g)	1,362	—	—	—
China Minsheng Banking (h)	959	—	—	—
Short-term bank loans and current portion of long-term bank loans	$211,919	$76,089	$293	$3,099
China Everbright Bank (a)	2,768	9,736	11,513	12,618
China Merchants Bank (b)	34,222	70,409	—	50
Bank of Beijing (c)	27,400	70,424	—	—
China Construction Bank (d)	93,970	27,248	—	—
Bank of China (e)	5,480	—	—	—
Long-term bank loans	$163,840	$177,817	$11,513	$12,668
Total bank loans	$375,759	$253,906	$11,806	$15,767

(a) On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $27,400 (RMB200 million) with China Everbright Bank to finance its purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis points above the prime rate of a five-year term loan published by the People's Bank of China, at 5.88% in November 2020, at above such prime rate, at 5.25% in November 2022, and at 145 basis points below such prime rate, at 2.85% in May 2023. Principal installment repayments began in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2024, $856 (RMB6 million) is recorded in bank loans due within one year and $2,768 (RMB20 million) is recorded in long-term bank loans. Certain construction in progress, properties, and machinery and equipment of Sinovac Dalian have been pledged as collateral, with a contractually agreed collateral value of $18,808 (RMB137 million). The facility was guaranteed by Dalian Jin Gang Group, who covers all amounts due under the credit facility, including principal, interest, and related costs.

On March 1, 2021, Sinovac Dalian entered into a maximum credit facility of $2,740 (RMB20 million) with China Everbright Bank to finance its working capital, with a term from March 1, 2021 to February 28, 2022. The loans bore an annual interest rate of 5.22%. The principal was been fully repaid in 2022. The facility was guaranteed by Dalian Jin Gang Group, who covers all amounts due under the credit facility, including principal, interest, and related costs.

(b) On January 12, 2023, Sinovac LS entered into a maximum credit facility of $205,499 (RMB1,500 million) with China Merchants Bank to support its daily operation. The loans bear an annual interest rate at 60 to 85 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.8% to 2.85%. Principal installment repayments began in 2023 and shall be fully paid by January 24, 2026. As of December 31, 2024, $102,736 (RMB750 million) is recorded in bank loans due within one year and $34,222 (RMB250 million) is recorded in long-term bank loans.

On December 18, 2023, Sinovac Beijing entered into a maximum credit facility of $27,400 (RMB200 million) with China Merchants Bank to support its daily operation. The loans bear annual interest rate at 60 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.85%. Principal installment repayments began in 2025 and shall be fully paid by April 22, 2025. As of December 31, 2024, $13,668 (RMB100 million) is recorded in bank loans due within one year.

On May 26, 2020, Sinovac Dalian entered into a credit facility of $297 (RMB2 million) with China Merchants Bank to finance its purchase of a property, with a term from May 26, 2020 to May 21, 2023. The loan bore annual interest at 175 basis points above the prime rate of a one-year term loan published by the People's Bank of China, at 5.60%. As of December 31, 2021, $117 (RMB0.7 million) was recorded in short-term bank loans and $49 (RMB0.3 million) in long-term bank loans. The principal was been fully repaid in 2022. Certain properties of Sinovac Dalian with an aggregate collateral value of $600 (RMB4 million) were pledged as collateral.

On June 28, 2024, Sinovac Chengdu entered into a maximum credit facility of $2,055 (RMB15 million) with China Merchants Bank to support its daily operation. The loans bear annual interest rate at 25 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 3.2%. Principal installment repayments began in 2024 and shall be fully paid by June 27, 2025. As of December 31, 2024, $2,055 (RMB15 million) is recorded in bank loans due within one year.

(c) On April 14, 2023, Sinovac LS entered into a maximum credit facility of $68,500 (RMB500 million) with Bank of Beijing to support its daily operation. The loan bears annual interest rate from 75 basis point to 80 basis point below the prime rate of a one-year term loan published by the People's Bank of China, ranges from 2.65% to 2.90%. Principal installment repayments begin in 2025 and shall be fully paid by April 28, 2026. As of December 31, 2024, $41,100 (RMB300 million) is recorded in bank loans due within one year and $27,400 (RMB200 million) is recorded in long-term bank loans. Sinovac Yidao Technology Co., Ltd. pledged properties with a collateral value of $68,017 (RMB482 million) at the time of pledge to secure the loan from Sinovac LS.

On January 25, 2024, Sinovac Beijing entered into a maximum credit facility of $68,500 (RMB500 million) with Bank of Beijing to support its daily operation. The loans bear annual interest rate at 60 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.75% to 2.85%. Principal installment repayments begin in 2025 and shall be fully paid by February 28, 2025. As of December 31, 2024, $27,304 (RMB199 million) is recorded in bank loans due within one year.

(d) On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $178,099 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis point below the prime rate of a five-year term loan published by the People's Bank of China, at 2.77% to 3.12%. Principal installment repayments begin in 2026 and shall be fully paid by June 14, 2041. As of December 31, 2024, $76,018 (RMB555 million) is recorded in long-term bank loans. Certain construction in progress and prepaid land use rights of Sinovac Biotech (Yidao) Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $100,964 (RMB737 million).

On November 29, 2023, Yihoo Biotech Co.,Ltd. entered into a maximum credit facility of $41,100 (RMB300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from January 17, 2024 to November 28, 2043. The loan bears annual interest rate at 140 basis point below the prime rate of a five-year term loan published by the People's Bank of

China, at 2.55%. Principal installment repayments begin in 2025 and shall be fully paid by November 28, 2043. As of December 31, 2024, $17,952 (RMB131 million) is recorded in long-term bank loans. Certain prepaid land use right of Yihoo Biotech Co.,Ltd. have been pledged as collateral, with a contractually agreed collateral value of $4,376 (RMB32 million).

On September 29, 2024, Sinovac Beijing entered into a maximum credit facility of $13,700 (RMB100 million) with China Construction Bank to support its daily operation. The loans bear annual interest rate at 75 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.6%. Principal installment repayments begin in 2025 and shall be fully paid by September 29, 2025. As of December 31, 2024, $13,700 (RMB100 million) is recorded in bank loans due within one year.

(e) On September 23, 2024, Sinovac Beijing entered into a maximum credit facility of $61,650 (RMB450 million) with Bank of China to support its daily operation. The loans bear annual interest rate at 85 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.25%-2.5%. Principal installment repayments begin in 2025 and shall be fully paid by April 13, 2026. As of December 31, 2024, $5,754 (RMB42 million) is recorded in bank loans due within one year and $5,480 (RMB40 million) is recorded in long-term bank loans.

On December 9, 2020, Sinovac Dalian entered into a credit facility of $2,740 (RMB20 million) with Bank of China for working capital purposes. The loans bore an annual interest rate of 4.40%. The principal was been fully repaid in 2022. Certain property with a collateral value of $6,922 (RMB51 million) was been pledged as collateral.

On September 27, 2023, Sinovac Chengdu entered into a maximum credit facility of $411 (RMB3 million) with Bank of China to support its daily operation. The loans bear annual interest rate at 30 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 3.65%. Principal installment repayments began in 2024 and shall be fully paid by March 26, 2025. As of December 31, 2024, $370 (RMB3 million) is recorded in bank loans due within one year.

(f) Sinovac Chengdu entered into a maximum credit facility of $685 (RMB5 million) on January 13, 2023 and another maximum credit facility of $1,370 (RMB10 million) on March 15, 2024 with Bank Of Chengdu to support its daily operation. The loans bear annual interest rate at the prime rate of a one-year term loan published by the People's Bank of China, at 3.45% - 4.1%. Principal installment repayments begin in 2025 and shall be fully paid by March 14, 2025. As of December 31, 2024, $2,055 (RMB15 million) is recorded in bank loans due within one year. The loan is guaranteed by Chengdu Small and Medium Enterprises Financing Guarantee Co., Ltd., secured by certain patent with a collateral value of $685 (RMB5 million).

(g) On March 20, 2024, Sinovac Chengdu entered into a maximum credit facility of $2,055 (RMB15 million) with Chengdu Rural Commercial Bank to support its daily operation. The loans bear annual interest rate at 65 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 4.1%.Principal installment repayments begin in 2025 and shall be fully paid by March 14, 2025. As of December 31, 2024, $1,362 (RMB10 million) is recorded in bank loans due within one year. Certain patent was pledged as collateral.

(h) On March 20, 2024, Sinovac Chengdu entered into a maximum credit facility of $1,370 (RMB10 million) with China Minsheng Banking to support its daily operation. The loans bear annual interest rate at 15 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 3.6%. Principal installment repayments begin in 2025 and shall be fully paid by March 19, 2025. As of December 31, 2024, $959 (RMB7 million) is recorded in bank loans due within one year.

Aggregate maturities of loans for future years following December 31, 2024 are as follows:

December 31,
2024
2025	$211,919
2026	69,221
2027	1,678
2028	3,191
2029	4,795
Thereafter	84,955
Total	$375,759

The weighted average interest rate for all short-term and long-term bank loans was 2.79% in 2024 (2023 - 2.83%, 2022 - 5.25%, 2021 - 5.64%). The weighted average interest rate for short-term loans was 2.82% in 2024 (2023 - 2.80%, 2022 - 5.25%, 2021- – 4.65%). As of December 31, 2024, the aggregate amounts of unused lines of credit for short-term and long-term loans are $371 million (RMB2.7 billion).